Cover	Oct. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42768
Entity Registrant Name	STARRY SEA ACQUISITION CORP
Entity Central Index Key	0002059165
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	418 Broadway #7531
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12207
City Area Code	(646)
Local Phone Number	750-8895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Ordinary Share, $0.0001 par value, and one Right to acquire one-sixth of one Ordinary Share
Title of 12(b) Security	Units, consisting of one Ordinary Share, $0.0001 par value, and one Right to acquire one-sixth of one Ordinary Share
Trading Symbol	SSEAU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	SSEA
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-sixth of one Ordinary Share
Title of 12(b) Security	Rights, each whole right to acquire one-sixth of one Ordinary Share
Trading Symbol	SSEAR
Security Exchange Name	NASDAQ